Operating Lease Liabilities (Tables)	12 Months Ended
Jun. 30, 2026
Operating Lease Liabilities [Abstract]
Schedule of Operating Lease Liabilities

Operating lease liabilities as of June 30, 2026 and 2025 consisted of the following:

	2026	2025
Villas*	$1,428,684	$1,305,456
Base Station Tower**	84,350	105,393
Total operating lease liabilities	$1,513,034	$1,410,849

Analyzed for reporting purposes as:

	2026	2025
Long-term portion of operating lease liabilities	$1,426,864	$1,331,873
Current maturities of operating lease liabilities	86,170	78,976
Total	$1,513,034	$1,410,849
*	The lease agreement of Villas was entered into on December 22, 2017, bears interest at about 4.12% and will be matured on December 31, 2037. Lease payments for this agreement are to be made every five years. As of June 30, 2026, the Company has paid $1,387,482 (RMB 9,450,000) for the first and second installments to the lessor.

**	The lease agreement of Base Station Tower was entered into on November 25, 2019, bears interest at about 3.14% and will be matured on November 24, 2029. Lease payments for this agreement are to be made every year. As of June 30, 2026, the Company has paid $205,553 (RMB 1,400,000) to the lessor.

Schedule of Maturity Analysis of Operating Lease Liabilities

Maturity analysis of operating lease liabilities as of June 30, 2025 is as follows:

Operating lease payment	Villas	Base station tower	Total undiscounted cash flows
Discount rate at commencement	4.12%	3.14%
One year	$-	$27,938	$27,938
Two years	-	27,938	27,938
Three years	760,624	27,938	788,562
Four years	-	27,938	27,938
Five years	-	-	-
Over five years	836,686	-	836,686
Total undiscounted cash flows	$1,597,310	$111,752	$1,709,062
Total operating lease liabilities	1,305,456	105,393	1,410,849
Difference between undiscounted cash flows and discounted cash flows	291,854	6,359	298,213

Maturity analysis of operating lease liabilities as of June 30, 2026 is as follows:

Operating lease payment	Villas	Base station tower	Total undiscounted cash flows
Discount rate at commencement	4.12%	3.14%
One year	$-	$29,365	$29,365
Two years	799,454	29,365	828,819
Three years	-	29,365	29,365
Four years	-	-	-
Five years	-	-	-
Over five years	879,399	-	879,399
Total undiscounted cash flows	$1,678,853	$88,095	$1,766,948
Total operating lease liabilities	1,428,684	84,350	1,513,034
Difference between undiscounted cash flows and discounted cash flows	250,169	3,745	253,914